Cover	May 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2023
Entity File Number	001-38770
Entity Registrant Name	EPSILON ENERGY LTD.
Entity Central Index Key	0001726126
Entity Tax Identification Number	98-1476367
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	500 Dallas St
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	281
Local Phone Number	670-0002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	EPSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false